Statement of Financial Position (Parentheticals) (ZAR)	Jun. 30, 2013	Dec. 31, 2012
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	383,629,915	383,166,205
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	700,000	700,000